Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 30, 2016	Apr. 30, 2026	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2026
C000127071
Account Value [Line Items]
Line Graph and Table Measure Name		1789 Growth & Income Fund - Class P Shares
Accumulated Value	$ 10,000		$ 10,589	$ 11,098	$ 11,950	$ 11,497	$ 15,044	$ 15,904	$ 15,703	$ 17,841	$ 19,916	$ 22,953
C000092837
Account Value [Line Items]
Line Graph and Table Measure Name		1789 Growth & Income Fund - Class C Shares
Accumulated Value	10,000		10,478	10,871	11,587	11,040	14,303	14,960	14,624	16,462	18,183	20,754
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,792	13,356	15,158	15,289	22,320	22,367	22,963	28,167	31,574	41,379
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		11,792	13,356	15,158	15,289	22,320	22,367	22,963	28,167	31,574	41,379
Dow Jones U.S. Select Dividend Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones US Select Dividend Index
Accumulated Value	10,000		11,560	12,611	13,751	11,456	17,568	18,974	18,816	19,947	22,340	28,176
Dow Jones U.S. Select Dividend Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones US Select Dividend Index
Accumulated Value	$ 10,000		$ 11,560	$ 12,611	$ 13,751	$ 11,456	$ 17,568	$ 18,974	$ 18,816	$ 19,947	$ 22,340	$ 28,176